Derivative Instruments - Summary of Gains and Losses on Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss)/Gain Recognized in Income	$ 20,791
Commodity Contract [Member] | Gain on Derivative Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss)/Gain Recognized in Income	$ 20,791